Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt amounts outstanding
As of June 30, 2014 and December 31, 2013, the Company had the following debt amounts outstanding:

(In US$ millions)	June 30, 2014	December 31, 2013
External debt agreements
Amended Senior Secured Credit Facilities	$2,888.3	$—
Sub-total external debt	$2,888.3	$—

Related party debt agreements
Rig Financing Agreements
$1,500 facility	$—	$643.5
$1,200 facility	82.3	90.5
$550 facility	—	440.0
$440 facility	168.7	178.6
$1,121 facility	—	472.6
Sub-total Rig Financing Agreements	$251.0	$1,825.2

Other related party debt
$109.5 vendor financing facility	$109.5	$109.5
$229.9 discount note	—	229.9
$70.0 discount note	—	70.0
Related party revolving credit facility	—	125.9
Sub-total other related party debt	$109.5	$535.3

Total debt	$3,248.8	$2,360.5
Less current portion of related party debt	(102.2)	(234.2)
Less current portion long term debt	(29.0)	—
Long-term portion of total debt	$3,117.6	$2,126.3

Maturities of outstanding debt	The outstanding debt as of June 30, 2014 is repayable as follows:

(In US$ millions)	As at June 30,
2015	$131.2
2016	158.4
2017	48.9
2018	138.2
2019	29.0
2020 and thereafter	2,743.1
Total outstanding debt	$3,248.8